Contingent liabilities - Summary of Contingent Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities	kr 1,198	kr 1,527